Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation
Share-based compensation

14. Share-based compensation

Share options

On January 25, 2015, the Board of Directors of X Financial approved the Share Incentive Plan for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations, and granted 13,843,645 of stock options. On June 29, 2015, May 3, 2016, October 11, 2017, April 30, 2018, October 31, 2018 and April 30, 2019, the Board of Directors of X Financial granted 630,000,  7,425,000,  16,616,000,  841,054,  475,000 and 155,000 stock options respectively to certain employees, directors and officers. The stock options shall expire 10 years from the date of grant and vest over a period from three to four years.

On May 9, 2018, the Board of Directors of X Financial granted 40,000,000 share options to certain senior management. The exercise price was the offering price per share of the Group's IPO which was US$4.75, and were eligible to vest, in whole or in part, when both the market capitalization milestone as well as the targeted adjusted net earnings were achieved subsequent to the IPO. The Company determined the service inception date to be May 9, 2018 and the grant date to be the date of the IPO. The offering price of the IPO was used to determine the fair value of ordinary shares at grant date to estimate the total share-based compensation expense of RMB16,210,135 (US$2,357,666) which was recognized over a 5 year period from service inception date on a straight line basis. The share-based compensation expense recognized upon the IPO was RMB9,163,461 (US$1,332,770).

The Company used the Binomial model to estimate the fair value of the options granted on the respective grant dates with assistance from independent valuation firms. The fair value per option was estimated at the date of grant using the assumptions. The weighted-average grant date fair value of the options for the years ended December 31, 2019 and 2020 were RMB10.33 and RMB9.99 per share respectively.

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,	April
	2015	2015	2016	2017	2018	2018	2018	30, 2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74	16.65
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93	31.96
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%	30.15%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%	2.97%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5	NIL
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10	10

The risk‑free rate of interest is based on the yield curve of government bonds in the PRC as of valuation date. The expected volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. Prior to the IPO, the fair value of the ordinary shares was through a retrospective valuation as at each grant date, which used management’s best estimate for projected cash flows as of the valuation date with the assistance of an independent third‑party appraiser. Subsequent to the IPO, the fair value of ordinary shares was determined by observable market price.

A summary of option activity during the year ended December 31, 2020 is presented below:

				Intrinsic
				value of
	Number of	Exercise Price	Remaining	options
	Options	RMB	Contractual	RMB
Outstanding, as of January 1, 2020	60,161,227	0.27-31.96	5.07-9.33	74,834,115
Granted	—	—	—	—
Exercised	2,009,564	0.27	—	—
Forfeited/Cancelled	5,953,060	0.27-31.96	—	—
Outstanding, as of December 31, 2020	52,198,603	0.27-31.96	4.07-8.33	19,538,815
Vested and expected to vest as of December 31, 2020	52,198,603	0.27-31.96	4.07-8.33	19,538,815
Exercisable as of December 31, 2020	8,301,673	0.27-31.96	4.07-8.33	13,364,215

The Group recognized the compensation cost for the stock options on a straight line basis.

For the years ended December 31, 2018, 2019 and 2020 the Group recorded compensation expenses of RMB171,836,485,  RMB150,943,580 and RMB70,588,710(US$10,818,193) respectively for the stock options granted to the Group’s employees. The Group allocated share‑based compensation expense for share option as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Origination and servicing	103,124,758	88,671,136	35,885,086	5,499,630
General and administrative	66,264,371	60,445,030	32,794,113	5,025,918
Sales and marketing	2,447,356	1,827,414	1,909,511	292,645

As of December 31, 2018, 2019 and 2020, there were RMB425,970,675,  RMB232,061,272 and RMB85,785,176 (US$13,147,153) respectively of total unrecognized compensation expense related to unvested stock options granted. As of December 31, 2020 that cost is expected to be recognized over a weighted‑average period of 1.87 years.

There were no income tax benefits recognized for the year ended December 31, 2018, 2019 and 2020 for share options.

Restricted stocks unit

On April 15, 2019, the Board of Directors of X Financial granted 150,000 of restricted stock units to certain directors. The restricted stock units shall vest over a period from two to three years. The restricted stock unites have no expiration period. On November 20, 2019, the Board of Directors of X Financial granted 1,789,400 of restricted stock units to certain employees. On January 21, April 30, October 31, 2020, the Board of Directors of X Financial granted 4,600,000,  673,300 and 550,000 of restricted stock units to certain employees, respectively. The restricted stocks shall expire 10 years from the date of grant and vest over a period from three to four years.

On August 13, 2019 and November 20, 2019, the Board of Directors decided to cancel 1,500,000 and 250,000 of unvested options of certain senior managements and concurrently granted 1,500,000 and 250,000 of restricted stock units as replacement awards to the senior managements. The incremental compensation expenses of RMB360,592 (US$51,796) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

A summary of restricted share units activity during the year ended December 31, 2020 is presented below:

		Weighted-Average Grant-Date
	Number of	Fair Value
	Restricted Shares	RMB
Outstanding, as of January 1, 2020	3,639,402	8.21
Granted	5,823,300	5.65
Vested	631,680	8.61
Forfeited	1,295,728	6.16
Outstanding, as of December 31, 2020	7,535,294	6.49

For the year ended December 31, 2019 and 2020, the Group recorded compensation expenses of RMB6,172,515 and RMB9,551,428 (US$1,463,820) respectively for the restricted shares granted to the Group's directors and employees. The Group allocated share-based compensation expense for restricted share as follows:

	Year ended December 31,	Year ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Origination and servicing	446,808	6,173,735	946,166
General and administrative	5,717,025	3,064,908	469,718
Sales and marketing	8,682	312,785	47,936

As of December 31, 2019 and 2020, there was RMB34,246,159 and RMB33,499,672 (US$5,134,049) respectively of total unrecognized compensation expense related to unvested restricted shares granted. As of December 31, 2020 that cost is expected to be recognized over a weighted-average period of 2.62 years.

There were no income tax benefits recognized for the year ended December 31, 2018, 2019 and 2020 for restricted stocks unit.